Property, plant and equipment and right-of-use assets - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Impairment on remeasurement to fair value less costs to sell on assets held for sale		$ (2,853)
Right of use assets		699,057	$ 886,909	$ 965,019
IHS Brasil Cesso de Infraestruturas S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Indirect taxes benefit		1,200	900	400
Towers and tower equipment
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized		0
Towers and tower equipment | SSA | Assets held for sale
Disclosure of detailed information about property, plant and equipment [line items]
Impairment on remeasurement to fair value less costs to sell on assets held for sale	$ (2,600)		(71,000)
Towers under rationalization program agreed with Key Customer
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount				0
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets		$ 800	$ 2,400	$ 3,500